QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
John H. Lively
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (unaudited)

		Fair
Security Description	Number of Shares	Value

EXCHANGE TRADED FUNDS - 98.89%

EMERGING MARKETS - 2.54%
Vanguard FTSE Emerging Markets ETF	10,827	$460,148

GOVERNMENT - 22.42%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	44,300	4,057,880

INTERNATIONAL - 18.61%
SPDR Portfolio Developed World (ex-US) ETF	62,369	1,821,799
Vanguard FTSE Developed Markets ETF	37,814	1,545,458

		3,367,257

LARGE CAP - 55.32%
iShares Russell 1000 ETF	9,177	1,443,634
iShares Russell 1000 Growth ETF	9,393	1,421,724
iShares Russell 1000 Value ETF	10,923	1,348,881
SPDR Portfolio Large Cap ETF	118,882	3,950,449
SPDR S&P 500 ETF	6,539	1,847,137

		10,011,825

TOTAL EXCHANGE TRADED FUNDS - 98.89%		17,897,110

MONEY MARKET - 0.64%
Federated Government Obligations Fund, Institutional Class 2.32%*	115,115	115,115

TOTAL INVESTMENTS - 99.53%		18,012,225
Other assets, net of liabilities - 0.47%		85,997

NET ASSETS - 100.00%		$18,098,222

* Effective 7 day yield as of March 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Exchange Traded Funds	$17,897,110	$–	$–	$17,897,110
Money Market	115,115	–	–	115,115

	$18,012,225	$–	$–	$18,012,225

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2019.

At March 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $17,506,398 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$649,915
Gross unrealized depreciation	(144,088)

Net unrealized appreciation	$505,827

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1  Certification of Principal Executive Officer

99.2  Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer
Date: May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer
Date: May 28, 2019

By:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer
Date: May 28, 2019